Employee benefits (Tables) - Parent Company Gratuity plan [member]	12 Months Ended
Mar. 31, 2026
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2026, 2025 and 2024 consist of the following:

	For the Year Ended March 31,
	2026		2025		2024
Current service cost	Rs.	512	Rs.	432	Rs.	389
Interest on defined benefit liability		27		19		(7)
Past service cost		901		-		-
Gratuity cost recognized in income statement	Rs.	1,440	Rs.	451	Rs.	382

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2026		2025
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	4,965	Rs.	3,863
F a i r v a l ue of p l a n a ss e t s		(4,981)		(3,339)
Net defined benefit liability r e c og n i z e d	Rs.	(16)	Rs.	524

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2026		2025
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	3,863	Rs.	3,404
Current s e r v i c e c o s t		512		432
In t e r e s t on defined obligations		256		225
Past service cost		901		-
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(109)		102
Actuarial loss/(gain) due to demographic assumptions		92		(35)
Actuarial loss/(gain) due to experience changes		(63)		72
B e n e f it s p a i d		(484)		(330)
Liabilities transferred (1)		(3)		(7)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	4,965	Rs.	3,863

(1)
Liabilities transferred:
•
During the year ended March 31, 2026, an amount of Rs.3 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

•
During the year ended March 31, 2025, an amount of Rs.7 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2 026		2 025
Fair value of plan assets at the beginning of the year	Rs.	3,339	Rs.	3,064
Employer contributions		1,844		362
Interest on plan assets		229		206
Re-measurements due to:
Return on plan assets excluding interest on plan assets		54		37
Benefits paid		(484)		(330)
Assets transferred (1)		(1)		-
Plan assets at the end of the year	Rs.	4,981	Rs.	3,339

(1)
 Assets transferred:
•	During the year ended March 31, 2026, an amount of Rs.1 represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2025, an amount of Rs.0 represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

As of March 31, 2026
Defined benefit obligation without effect of projected salary growth	3,212
Add: Effect of salary growth	1,753
Defined benefit obligation with projected salary growth	4,965
Defined benefit obligation, using salary growth rate plus 50 basis points	5,121
Defined benefit obligation, using salary growth rate minus 50 basis points	4,816
Defined benefit obligation, using discount rate minus 50 basis points	5,123
Defined benefit obligation, using discount rate plus 50 basis points	4,815

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

	For the Year Ended March 31,
	2026	2025	2024
Discount rate	6.90%	6.65%	7.15%
Rate of compensation increase	8.00%	8.10%	8.10%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2026 and 2025, by asset category, was as follows:

	As of March 31,
	2026	2025
Funds managed by insurers	100%	100%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as of March 31, 2026 were as follows:

Expected contribution	Amount
During the year ended March 31, 2027 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2028		743
March 31, 2029		709
March 31, 2030		633
March 31, 2031		570
Thereafter		5,682